SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax expense	$ 18,509	$ 14,925
Deferred tax expense (benefits)
Total income taxes	$ 18,509	$ 14,925